Staff costs	12 Months Ended
Dec. 31, 2022
Staff Costs
Staff costs

5	Staff costs

Staff costs (including Directors) comprise:

	2022 £’000	2021 £’000	2020 £’000
Wages and salaries	2,033	1,354	2,727
Defined contribution pension cost (note 24)	98	71	75
Social security contributions and similar taxes	269	152	397
Share-based payment charge/(credit)	123	89	(404)
Staff costs gross	2,523	1,666	2,795

Employee numbers

The average number of staff employed by the Group during the financial year amounted to:

	2022	2021	2020
Research and development	22	15	31
General and administration	5	5	9
	27	20	40

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company listed on page 25, including the Chief Executive Officer and Chief Scientific Officer.

	2022 £’000	2021 £’000	2020 £’000
Short term employee benefits	668	658	472
Post-employment benefits	21	27	24
Termination benefits	–	–	30
Share-based payment	53	61	(472)
Total	742	746	54

None of the Directors have exercised share options during the year (2021: nil, 2020: nil).

During the year no Directors (2021:1; 2020: 2) participated in a defined contribution pension scheme. Pension contributions in the above note include those of the Chief Scientific Officer.